OTHER LIABILITIES (Details) - CAD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021	Apr. 06, 2021
Subclassifications of assets, liabilities and equities [abstract]
Advance from joint operator	$ 2,444	$ 0
Contingent liabilities recognised in business combination	7,000	3,500	$ 5,249
Current portion lease liability (Note 15 (ii))	916	984
Other liabilities	$ 10,360	$ 4,484